DEI Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	EPAM SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35418
Entity Tax Identification Number	22-3536104
Entity Address, Address Line One	41 University Drive
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Newtown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18940
City Area Code	267
Local Phone Number	759-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001352010
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EPAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false